Prepayments, Deposits, and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Deposits to software developer		$ 5,648
Cash due from the issuance	2,831
Prepayments to suppliers		11
Prepayments to potential companies		3,000
Prepaid service fee	63	1,000
Other current assets	74	66
Total	$ 2,968	$ 9,725